OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Non-Current Assets

	Notes	December 31, 2023	December 31, 2022
Advances for the purchase of capital equipment[1]		$18.5	$66.4
Deferred consideration from the sale of Sadiola	22(a)	15.2	19.6
Royalty interests	(a)	13.5	7.2
Marketable securities	22(a), (a)	14.2	6.1
Long-term prepayment		3.3	3.6
Income taxes receivable		3.7	2.7
Bond fund investments	22(a)	2.0	2.0
Hedge derivatives		—	7.0
Non-hedge derivatives		0.4	6.7
Other		5.5	7.5
		$76.3	$128.8
1.Includes advances related to the Côté Gold project of $14.5 million (December 31, 2022 - $59.0 million).